GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION

NOTE 17:GEOGRAPHIC INFORMATION

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the Chief Operating Decision Maker, who is the Chief Executive Officer, in deciding how to allocate resources and assessing performance. Over the past few years, the Company has completed several acquisitions. These acquisitions have allowed the Company to expand its offerings, presence and reach in various markets. While the Company has offerings in multiple enterprise markets, the Company’s business operates in one segment which is the High Impact Advertising solutions, and the Company’s Chief Operating Decision Maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents the total revenues for the years ended December 31, 2021, 2020 and 2019, allocated to the geographic areas in which they were generated:

	Year ended December 31,
	2021	2020	2019

North America (mainly U.S.)	$423,571	$272,220	$195,903
Europe	48,109	49,222	50,669
Other	6,818	6,621	14,878

	$478,498	$328,063	$261,450

The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents the locations of the Company’s long-lived assets as of December 31, 2021 and 2020:

	December 31,
	2021	2020

Israel	$8,049	$11,343
U.S.	7,524	10,157
Europe	216	5,536

	$15,789	$27,036